Associates and Joint Ventures - Summary of Group Held for Significant Associate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial information of associates and joint ventures [line items]
Turnover	£ 33,754	£ 30,821	£ 30,186
Profit after taxation	5,268	4,046	2,169
Other comprehensive income	(1,567)	254	713
Total comprehensive income	3,701	4,300	2,882
Innoviva Inc [member]
Disclosure of financial information of associates and joint ventures [line items]
Turnover	193	183	165
Profit after taxation	116	134	103
Other comprehensive income	0
Total comprehensive income	£ 116	£ 134	£ 103